Consolidated Statements Of Earnings (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	May. 31, 2015	May. 25, 2014	May. 26, 2013
Earnings from discontinued operations, tax expense	$ 344.8	$ 32.3	$ 72.7